NOTE 14 - OPTIONS: Share-based Compensation, Activity (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Share-based Compensation, Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding, June 30, 2017	-	$-	-
Exercisable, June 30, 2017	-	$-	-

Granted	640,000	$1.50	2.35
Forfeited	-	-
Exercised	-	-

Outstanding June 30, 2018	640,000	$1.50	1.81
Exercisable, June 30, 2018	90,000	$1.50	2.14